THE E-VALUATOR GROWTH (70% - 85%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

51.05%	EXCHANGE TRADED FUNDS
2.61%	AGGREGATE BOND
	iShares Core Total USD Bond Market ETF	111,623	$ 6,064,478
3.03%	BROAD MARKET
	iShares Core Dividend Growth ETF	187,759	7,059,738
1.26%	CONVERTIBLE BOND

	iShares Convertible Bond ETF	41,495	2,944,485
3.13%	CORPORATE

	iShares Intermediate-Term Corporate Bond ETF	47,943	2,894,798
	Pimco Investment Grade Corporate Bond Index ETF	17,621	2,013,640
	ProShares Investment Grade-Interest Rate Hedged EFT	3,266	230,547
	SPDR Portfolio High Yield Bond ETF	88,027	2,157,542

			7,296,527
0.98%	CORPORATE HIGH YIELD

	Vanguard Intermediate-Term Corporate Bond ETF	23,924	2,276,129
2.58%	EMERGING MARKETS

	SPDR Portfolio Emerging Markets ETF	35146	1,175,985
	WisdomTree Emerging Markets ex-State-Owned Enterprise ETF	161202	4,821,552

			5,997,537
1.29%	FIXED INCOME EMERGING MARKET

	iShares J.P. Morgan EM Corporate Bond ETF	11,832	599,173
	Vanguard Emerging Markets Government Bond ETF	30,797	2,394,775

			2,993,948
2.61%	GLOBAL MARKETS

	iShares Global 100 ETF	40,760	2,151,313
	iShares MSCI World ETF	42,623	3,927,283
			6,078,596
1.26%	HEALTH CARE

	Invesco DWA Healthcare Momentum ETF	8,615	1,054,476
	The Fidelity MSCI Health Care Index ETF	18,811	936,223
	The Principal Healthcare Innovators Index ETF	21,179	945,642

			2,936,341
8.60%	INTERNATIONAL

	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	140,698	3,857,939
	iShares Currency Hedged MSCI EAFE Small-Cap EFT	52,759	1,446,024
	iShares MSCI EAFE Small-Cap ETF	46,819	2,510,435
	Renaissance International IPO ETF	104,974	2,982,091
	SPDR Portfolio Developed world (ex-US) ETF	74,712	2,063,546
	Vanguard FTSE Developed Markets ETF	53,526	2,076,274
	WisdomTree Dynamic Currency Hedged International Equity ETF	8,964	227,237
	Xtrackers MSCI All World ex US Hedged Equity ETF	79,761	2,120,845
	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	134,199	2,734,976

			20,019,367
14.47%	LARGE CAP

	Invesco QQQ Trust Series 1 EFT	8,371	2,072,660
	Invesco S&P 500 Top 50 ETF	14,494	3,448,123
	iShares Russell Top 200 ETF	19,698	1,458,243
	Schwab U.S. Dividend Equity ETF	107,991	5,588,534
	Schwab U.S. Large-Cap Growth ETF	76,957	7,814,213
	SPDR Portfolio S&P 500 Value ETF	76,872	3,453,090
	SPDR Portfolio S&P 500 Value ETF	193,959	5,620,932
	Vanguard Large-Cap EFT	22,518	3,220,074
	Vanguard Mega Cap Value ETF	13,760	1,007,507
			33,683,376

THE E-VALUATOR GROWTH (70% - 85%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

6.88%	MID CAP
	iShares Morningstar Mid-Cap Growth ETF	13,518	$ 3,963,478
	Schwab U.S. Mid-Cap ETF	74,366	3,913,139
	Vanguard Mid-Cap ETF	3,344	548,115
	Vanguard Large-Cap ETF	22,980	3,793,538
	Vanguard Mega Cap Value ETF	39,553	3,785,222
			16,003,492
1.01%	SMALL CAP
	Vanguard Small-Cap ETF	7,800	1,136,616
	Vanguard Small-Cap Growth ETF	1,732	345,707
	Vanguard Small-Cap Value ETF	8,182	874,819

			2,357,142
1.34%	TECHNOLOGY

	iShares Expanded Tech-Software Sector ETF	2,654	754,400
	iShares U.S. Technology ETF	2,739	738,982
	Vanguard Information Technology ETF	5,814	1,620,420

			3,113,802

51.05%	TOTAL EXCHANGE TRADED FUNDS		118,824,958
48.11%	MUTUAL FUNDS
2.47%	AGGREGATE BOND
	JPMorgan Unconstrained Debt Fund R6 Class	35,157	345,596
	Nuveen Strategic Income fund R6 Class	53,577	574,877
	Vanguard Intermediate-Term Bond Index Fund Admiral Class	383,439	4,827,498

			5,747,971
1.05%	BANK LOANS

	T. Rowe Price Institutional Floating Rate Fund	263,997	2,449,896
7.75%	BLEND LARGE CAP

	DFA Enhanced U.S. Large Company Portfolio Institutional Class	132,162	1,748,506
	DFA U.S. Large Company Portfolio Institutional Class	286,787	6,816,932
	JPMorgan U.S. Research Enhanced Equity Fund R6 Class	64,603	1,732,007
	Schwab S&P 500 Index Fund	161,838	7,747,204

			18,044,649
1.45%	BLEND MID CAP

	Vanguard Mid-Cap Index Fund Admiral Class	16,627	3,374,616
1.32%	BLEND SMALL CAP

	Schwab Small-Cap Index Fund	121,017	3,068,995
0.83%	CONVERTIBLE

	AllianzGl Convertible Fund Institutional Class	58,424	1,930,314

THE E-VALUATOR GROWTH (70% - 85%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

1.74%	EMERGING MARKET STOCK
	American Funds New World Fund F3 Class	32,959	$ 2,254,372
	JPMorgan Emerging Markets Equity Fund R6 Class	56,753	1,800,196

			4,054,568
0.26%	EMERGING MARKETS BOND
	Vanguard Emerging Markets Bond Fund Admiral Class	22,473	597,558
0.65%	FOREIGN AGGREGATE

	Dodge & Cox Global Bond Fund	132,489	1,513,020
2.94%	FOREIGN BLEND

	AB FlexFee International Strategic Core Portfolio Advisor Class	81,034	816,823
	AB Global Core Equity Portfolio Advisor Class	18,369	236,406
	Baillie Gifford International Growth Fund Institutional Class	20,636	352,870
	Vanguard Global Minimum Volatility Fund Admiral Class	4,585	117,384
	Vanguard Total World Stock Index Fund Admiral Class	200,426	5,327,320

			6,850,803
0.01%	FOREIGN GOVERNMENT
	DFA World ex US Government Fixed Income Portfolio Institutional Class	171	1,826
8.42%	FOREIGN GROWTH

	American Funds SMALLCAP World Fund F3 Class	42,442	2,583,023
	Artisan International Small-Mid Fund Institutional Class	68,710	1,064,321
	Fidelity Advisor International Growth Fund Institutional Class	15,353	237,361
	Harbor Global Leaders Fund Institutional Class	226,263	7,088,810
	Invesco Oppenheimer Global Opportunities Fund R6 Class	31,198	1,995,400
	Vanguard International Growth Fund Admiral Class	57,429	6,633,656

			19,602,571
1.60%	FOREIGN VALUE

	Vanguard International Value Fund Investor Class	117,125	3,728,081
3.53%	GROWTH BROAD MARKET
	American New Perspective Fund R6 Class	171,503	8,211,569
5.79%	GROWTH LARGE CAP

	AB FlexFee Large Cap Growth Portfolio Advisor Class	182,813	3,109,641
	Calvert U.S. Large Cap Growth Responsible Index Fund Institutional Class	33,645	1,201,135
	JPMorgan Large Cap Growth Fund R6 Class	92,024	4,661,948
	TIAA-CREF Large-Cap Growth Index Fund Institutional Class	78,102	3,117,052
	Vanguard U.S. Growth Fund Admiral Class	10,399	1,384,032

			13,473,808
1.56%	GROWTH SMALL CAP

	Franklin Small Cap Growth R6 Class	46,951	1,185,982
	JPMorgan Small Cap Growth Fund R6 Class	109,968	2,442,385
			3,628,367
1.26%	HIGH YIELD BOND

	Hartford Strategic Income Fund Y Class	67,648	595,302
	Vanguard High-Yield Corporate Fund Admiral Class	416,540	2,336,789

			2,932,091

THE E-VALUATOR GROWTH (70% - 85%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

0.95%	VALUE BROAD MARKET
	JPMorgan Growth and Income Fund R6 Class	45,294	$2,205,822
1.59%	VALUE LARGE CAP

	Vanguard Value Index Fund Admiral Class	95,203	3,703,390
1.52%	VALUE MID CAP
	MFS Mid Cap Value Fund R6 Class	116,789	2,460,752
	Vanguard Mid-Cap Value Index Fund Admiral Class	21,969	1,088,794

			3,549,546
1.42%	VALUE SMALL CAP

	MFS New Discovery Value Fund R6 Class	249,579	3,319,402

48.11%	TOTAL MUTUAL FUNDS		111,988,863
1.98%	MONEY MARKET FUNDS

	Goldman Sachs FS Government Fund, Institutional 0.15%*	4,607,438	4,607,438

101.14%	TOTAL INVESTMENTS		235,421,259
-1.14%	Liabilities, net of other assets		(2,643,421)
100.00%	NET ASSETS
			$232,777,838

* Effective 7 day yield as of June 30, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
Quoted Prices		Inputs	Inputs		Total

Exchange Traded Funds	$118,824,958	$-		$-	$118,824,958
Mutual Funds	111,988,863	-		-	111,988,863
Money Market Funds	4,607,438	-		-	4,607,438
Total Investments	$235,421,259	$-		$-	$235,421,259

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2020.
At June 30, 2020, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $217,834,370 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$19,502,039
		Gross unrealized depreciation			(1,915,150)
		Net unrealized appreciation
					$17,586,889